INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 39,091	$ 40,636
Accumulated Amortization	(21,561)	(21,644)
Total intangible assets, net	17,530	18,992
Amortization expense	3,586	4,601	$ 5,122
Expected amortization expense of intangible assets
2023	3,102
2024	2,627
2025	2,186
2026	2,031
2027	1,977
Thereafter	5,607
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	1,443	1,577
Accumulated Amortization	(1,430)	(1,562)
Total intangible assets, net	13	15
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	37,648	39,059
Accumulated Amortization	(20,131)	(20,082)
Total intangible assets, net	$ 17,517	$ 18,977